Schedule of Investments (unaudited) March 31, 2020	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 90.9%

China — 43.2%
Alibaba Group Holding Ltd. — ADR(a)	40,097	$7,798,065
China Construction Bank Corp., Class H	1,165,000	946,966
China Life Insurance Co. Ltd., Class H	783,000	1,512,012
China Mengniu Dairy Co. Ltd.(a)	550,000	1,896,794
China Mobile Ltd.	340,000	2,548,056
China Oilfield Services Ltd., Class H	1,036,000	790,898
China Resources Land Ltd.	478,000	1,950,953
China Vanke Co. Ltd., Class H	529,533	1,724,614
CNOOC Ltd.	2,879,000	2,991,782
ENN Energy Holdings Ltd.	207,000	2,005,259
Geely Automobile Holdings Ltd.	792,000	1,149,368
Guangshen Railway Co. Ltd., Class H	2,464,000	522,298
Hangzhou Tigermed Consulting Co. Ltd., Class A	116,500	1,043,008
Lepu Medical Technology Beijing Co. Ltd.	273,495	1,378,897
Li Ning Co. Ltd.	591,082	1,700,473
New Oriental Education & Technology Group, Inc. — ADR(a)	18,208	1,970,834
Ping An Insurance Group Co. of China Ltd., Class H	167,000	1,630,965
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,396	1,796,819
SJM Holdings Ltd.	1,219,000	1,017,174
Tencent Holdings Ltd.	175,700	8,684,428
Topsports International Holdings Ltd.(b)	400,000	414,590
Trip.com Group Ltd., ADR(a)	59,769	1,401,583
Yum China Holdings, Inc.	52,278	2,228,611

		49,104,447

Hong Kong — 7.8%
AIA Group Ltd.	184,800	1,654,816
BOC Hong Kong Holdings Ltd.	378,500	1,038,990
Budweiser Brewing Co. APAC Ltd.(a)(b)	734,000	1,887,648
CK Asset Holdings Ltd.	392,500	2,129,582
Link REIT	261,300	2,202,360

		8,913,396

India — 9.0%
ACC Ltd.	538	6,865
Axis Bank Ltd.	219,969	1,099,775
Bajaj Finance Ltd.	12,203	356,658
Bharti Airtel Ltd.(a)	380,975	2,220,370
Godrej Industries Ltd.	124,090	461,234
Havells India Ltd.	102,351	649,748
HDFC Bank Ltd.	89,432	1,019,179
IndusInd Bank Ltd.	69,171	323,703
Jindal Steel & Power Ltd.(a)	456,440	490,261
Mahindra & Mahindra Financial Services Ltd.	343,481	667,423
Oberoi Realty Ltd.	73,613	323,090
Tech Mahindra Ltd.	254,601	1,896,510
UPL Ltd.	170,933	736,053

		10,250,869

Security	Shares	Value

Indonesia — 3.5%
Astra International Tbk PT	3,233,900	$768,859
Bank Central Asia Tbk PT	1,210,200	2,039,088
Bank Mandiri Persero Tbk PT	2,952,200	839,346
Cikarang Listrindo Tbk PT(b)	10,113,652	370,255

		4,017,548

Malaysia — 0.5%
Malaysia Airports Holdings Bhd	569,500	568,958

Singapore — 2.2%
Singapore Telecommunications Ltd.	1,400,400	2,496,525

South Korea — 10.0%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	47,873	523,913
Doosan Bobcat, Inc.	82,596	1,211,006
NCSoft Corp.	3,656	1,951,223
Samsung Biologics Co. Ltd.(a)(b)	4,586	1,797,485
Samsung Electronics Co. Ltd.	123,338	4,795,565
SK Innovation Co. Ltd.	15,064	1,065,865

		11,345,057

Taiwan — 9.5%
Hon Hai Precision Industry Co. Ltd.	1,167,000	2,686,744
Largan Precision Co. Ltd.	12,000	1,515,231
Nanya Technology Corp.	636,000	1,119,349
Taiwan Semiconductor Manufacturing Co. Ltd.	605,000	5,446,398

		10,767,722

Thailand — 4.0%
Bangkok Dusit Medical Services PCL, NVDR	2,049,000	1,173,249
PTT Exploration & Production PCL—NVDR	677,300	1,378,498
Thai Beverage PCL(a)	4,640,900	1,963,326

		4,515,073

United Kingdom — 1.2%
Prudential PLC	105,840	1,326,158

Total Common Stocks — 90.9% (Cost — $108,480,451)		103,305,753

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities — 4.0%

Preferred Stocks — 4.0%

China — 2.2%
Xiaoju Kuaizhi Inc., Series A-17, (Acquired 07/28/15, cost $1,202,337), 0.00%(c)(d)	43,839	$1,839,923
Xiaoju Kuaizhi Inc., Series A-18, (Acquired 5/23/16, cost $592,482), 0.00%(c)(d)	15,499	650,493

		2,490,416

South Korea — 1.8%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	63,567	2,071,496

Total Preferred Stocks — 4.0%		4,561,912

Total Preferred Securities — 4.0% (Cost — $4,270,779)		4,561,912

Total Long-Term Investments — 94.9% (Cost — $112,751,230)		107,867,665

Security Shares		Value

Short-Term Securities — 1.4%

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(e)(f)	1,526,566	$1,526,566

Total Money Market Funds – 1.3%		1,526,566

Par (000)

Time Deposits — 0.1%

Hong Kong — 0.1%
Hongkong & Shanghai Banking Corp. Ltd., 0.29%, 04/01/20	HKD 554	71,450

Total Time Deposits – 0.1%		71,450

Total Short-Term Securities — 1.4% (Cost — $1,598,002)		1,598,016

Total Investments — 96.3% (Cost — $114,349,232)		109,465,681

Other Assets Less Liabilities — 3.7%		4,219,995

Net Assets — 100.0%		$113,685,676

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,490,416, representing 2.2% of its net assets as of period end, and an original cost of $1,794,819.

(e)	Annualized 7-day yield as of period end.
(f)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	896,884	629,682	(b)	—	1,526,566	$1,526,566	$4,793		$183	$—
SL Liquidity Series, LLC, Money Market Series(c)	—	—		—	—	—	542	(d)	157	—

						$1,526,566	$5,335		$340	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Asian Dragon Fund, Inc.

Currency Abbreviations

HKD — Hong Kong Dollar

Portfolio Abbreviations

ADR — American Depositary Receipts

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini Hang Seng Index	74	04/28/20	$2,264	$27,702

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Asian Dragon Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$13,399,093	$35,705,354	$—	$49,104,447
Hong Kong	—	8,913,396	—	8,913,396
India	—	10,250,869	—	10,250,869
Indonesia	—	4,017,548	—	4,017,548
Malaysia	—	568,958	—	568,958
Singapore	—	2,496,525	—	2,496,525
South Korea	—	11,345,057	—	11,345,057
Taiwan	—	10,767,722	—	10,767,722
Thailand	—	4,515,073	—	4,515,073
United Kingdom	—	1,326,158	—	1,326,158
Preferred Securities(a)	—	2,071,496	2,490,416	4,561,912
Short Term Securities:
Money Market Funds	1,526,566	—	—	1,526,566
Time Deposits	—	71,450	—	71,450

	$14,925,659	$92,049,606	$2,490,416	$109,465,681

Derivative Financial Instruments(b)
Assets:
Equity contracts	$27,702	$—	$—	$27,702

(a)	See above Schedule of Investments for values in each country.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening Balance, as of December 31, 2019	$3,022,084
Transfers into Level 3	—
Transfers out of Level 3	—
Other	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(531,668)
Purchases	—
Sales	—

Closing Balance, as of March 31, 2020	$2,490,416

Net change in unrealized appreciation (depreciation) on investments still held at March 31,2020(a)	$(531,668)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Asian Dragon Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized (a)
Assets:
Preferred Stocks(b)	$2,490,416	Market	Revenue Multiple	2.25x

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $2,490,416 changed to Current Value approach. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

5